SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Cash and Cash Equivalents (Policies)	Sep. 30, 2025
December 31, 2024
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash deposits held in checking and savings accounts with financial institutions and other highly liquid investments that are readily convertible to known amounts of cash with original maturities of three months or less at the time of purchase. The Company had no cash equivalents as of December 31, 2024 and 2023.

September 30, 2025
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held in checking and savings accounts and highly liquid investments with original maturities of nine months or less at the time of purchase. The Company had no cash equivalents as of September 30, 2025 or December 31, 2024.